TAX FINANCING PROGRAM	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Text Block [Abstract]
TAX FINANCING PROGRAM
18.	TAX FINANCING PROGRAM

The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	09/30/2018	12/31/2017
Law 11941/09 and Law 12865/2013 tax financing program	514,027	638,409
REFIS II—PAES	—	4,336
PRT (MP 766/2017)	95,784	233,051
PERT (Law 13496/2017)	8,287	12,981
Total	618,098	888,777
Current	188,568	278,277
Non-current	429,530	610,500

The amounts of the tax refinancing program created under Law 11941/2009, Provisional Act (MP) 766/2017, and Law 13469/2017, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program (Law 11941/2009 installment plan) was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	09/30/2018				12/31/2017
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	52,283		157,726	210,009	299,533
Income tax	9,453	179	39,239	48,871	68,285
Tax on revenue (PIS)	45,719		35,930	81,649	89,954
Social security (INSS – SAT)	1,092	1,416	2,476	4,984	8,450
Social contribution	823	392	11,427	12,642	17,339
Tax on banking transactions (CPMF)	19,029	2,143	28,828	50,000	49,268
PRT – Other Debts – RFB	46,932	4,150	44,702	95,784	227,261
PRT – Social Security—INSS	—	—	—	—	5,790
PERT – Other Debts – RFB	7,031		1,256	8,287	12,981
Other	30,937	4,462	70,473	105,872	109,916

Total	213,299	12,742	392,057	618,098	888,777

The payment schedule is as follows:

2018	68,196
2019	141,497
2020	84,498
2021	84,498
2022	84,498
2023 to 2024	154,911

Total	618,098

The Company hereby clarifies that tax debts, as is the case of the debts included in tax refinancing programs, are not subject to the terms of the judicial reorganization terms.

17.     TAX FINANCING PROGRAM

The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	2017	2016
Law 11941/09 and Law 12865/2013 tax financing program	638,409	756,120
REFIS II—PAES	4,336	4,336
PRT (MP 766/2017) (i)	233,051	—
PERT (Law 13496/2017) (ii)	12,981	—

Total	888,777	760,456

Current	278,277	105,514
Non-current	610,500	654,942

The amounts of the tax refinancing program created under Law 11941/2009, Provisional Act (MP) 766/2017, and Law 13469/2017, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program (Law 11941/2009 installment plan) was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	2017				2016
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	110,410		189,123	299,533	358,115
Income tax	23,450	1,891	42,944	68,285	85,050
Tax on revenue (PIS)	52,247	273	37,434	89,954	103,258
Social security (INSS – SAT)	3,334	1,828	3,288	8,450	14,005
Social contribution	4,418	792	12,129	17,339	21,617
Tax on banking transactions (CPMF)	19,076	2,147	28,045	49,268	48,780
PRT – Other Debts—RFB	48,579	12,266	166,416	227,261
PRT – Social Security—INSS	5,117		673	5,790
PERT – Other Debts—RFB	7,494		5,487	12,981
Other	34,072	4,986	70,858	109,916	129,631

Total	308,197	24,183	556,397	888,777	760,456

The payment schedule is as follows:

2018	278,277
2019	155,875
2020	94,060
2021	94,060
2022	94,060
2023 to 2024	172,445

Total	888,777

The Company hereby clarifies that tax debts, as is the case of the debts included in tax refinancing programs, are not subject to the terms of the judicial reorganization terms.

(i)	Tax Compliance Program (PRT)

The Company elected to include and settle under said tax refinancing program, created by the Federal Government, under Provisional Act 766/2017 (PRT), the administrative proceedings with a probable likelihood of an unfavorable outcome and those where, while attributed a possible likelihood of an unfavorable outcome, the cost effectiveness of including them provided to be highly advantageous in light of the benefits offered by the program.

The Company elected the payment method that allows settling 76% of the debt utilizing tax credits arising on tax loss carryforwards amounting to R$1,035 million, and paid the remaining 24% in 24 monthly installments totaling R$327 million plus SELIC interest charged as from the adherence month. All the procedures necessary for the Company joining the PRT were completed within the statutory deadline, while MP 766/2017 was still in effect.

Subsequently, on June 1, 2017 the effective period of said Provisional Act ended because it was not passed into law within the relevant constitutional deadline. However, as established by the Federal Constitution, the legal relationships established and arising from actions taken while a provisional act not passed into law was effective, as in the case of the Company’s joining the PRT, continue to be governed by the former provisional act, except where the National Congress provides for otherwise, by means of a legislative decree.

Note that the PRT, governed by MP 766/2017, is not equivalent to the tax installment plan established by MP 783/2017 (PERT), of May 31, 2017, because of differences in payment terms and conditions, plan scope, and access requirements.

(ii)	Special Tax Compliance Program (PERT)

The Company elected to include in and settle through PERT only tax debts that in aggregate do not exceed the fifteen million Brazilian reais (R$15,000,000) ceiling set by Article 3 of Law 13496/2017.

The tax debts included in said program were those being disputed at the administrative level in proceedings classified with a low likelihood of the Company winning and which, in the event of an unfavorable outcome, would result in a lawsuit—and entail all the associated costs—, the reason why the cost effectiveness of joining the program was quite positive, because of the benefits offered by PERT (especially the payment of just 5% of the debt in cash).